SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory rate	(21.00%)
State taxes, net of federal benefit	(0.00%)
Change in valuation allowance	21.00%
Effective tax rate	0.00%